Notes Payable - Schedule of Purchase Receivables (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Factoring amount	$ 1,607,500	$ 1,607,500
Outstanding balance	1,270,974	1,359,165
CapCall [Member]
Factoring amount	$ 1,000,000	$ 1,000,000
Number of loans and issuance date, description	3 loans - 2020	3 loans 2020
Outstanding balance	$ 995,574	$ 820,515
Fox Capital [Member]
Factoring amount	$ 607,500	$ 607,500
Issuance Date	Dec. 01, 2020	Dec. 01, 2020
Outstanding balance	$ 275,400	$ 538,650